SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 50,015	$ 80,481	$ 158,333
Marketing services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	16,722	37,187	70,426
Listing services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	7,749	13,105	31,128
Leads generation Services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	13,499	15,760	36,654
Financial services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	4,572	9,716	13,290
Other services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 7,473	$ 4,713	$ 6,835